Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2025
Organization and principal activities
Details of subsidiaries and variable interest entity
As of December 31,
	2024	2025
	RMB’000	RMB’000
Total current assets	-	-
Total non-current assets	-	-
Total assets	-	-

Total current liabilities	-	-
Total liabilities	-	-

Schedule of accompanying consolidated financial
	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Interest income on loans	11,218	-	-
Net loss	(385,041)	-	-